The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus and statement of additional information for Wanger Select filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 24, 2012 (Accession No.0001193125-12-021333), which is incorporated herein by reference.